DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative, Notional Amount	$ 17,683,691	$ 11,875,690
Average Maturity (years)	2 years
Fair Value	$ (7)
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,430,587
Average Maturity (years)	5 years 8 months 12 days
Fair Value	$ 77,186
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,430,587
Average Maturity (years)	5 years 8 months 12 days
Fair Value	$ (77,193)
Foreign Exchange [Member] | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 6,423,085
Average Maturity (years)	7 months 6 days
Fair Value	$ 15,208
Foreign Exchange [Member] | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 6,399,432
Average Maturity (years)	7 months 6 days
Fair Value	$ (15,208)